Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities		$ 404.0	$ 426.0
Cash guarantees for liabilities		197.0
Property collateral given for remaining own liabilities		204.0
Collateral and other credit enhancements value		335.0
Commitments to purchase property plant and equipment		416.0	550.0
Contractual commitments to acquire loans to customers		171.0	16.0
Other commitments		1,973.0	$ 1,834.0
Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Loaned securities		20.0
Ordinary shares [member] | Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Stock lending arrangements value		$ 20.0
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest	55.00%	85.00%	55.00%
Put option		$ 632.0	$ 1,700.0